Segment Information	3 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION
NOTE 9. SEGMENT INFORMATION
FASB ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (the “CODM”), or group, in deciding how to allocate resources and assess performance.
The Company’s CODM has been identified as the
Chief Financial Officer
, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies. Therefore, the Company has one reportable segment.
The CODM assesses performance for the single segment and decides how to allocate resources based on net loss that also is reported on the accompanying unaudited condensed consolidated statements of operations as net loss. The measure of segment assets is reported on the accompanying condensed consolidated balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net loss and total assets, which include the following:

	March 31, 2026	December 31, 2025
Marketable securities held in Trust Account	$241,144,179	$239,042,295
Cash and Cash Equivalents	$1,124,492	$1,329,433

	For the Three Months Ended March 31,
	2026	2025
General and administrative costs	$966,218	$121,696
Interest earned on marketable securities held in Trust Account	$2,101,884	$717,933
The CODM reviews interest earned on marketable securities held in Trust Account to measure and monitor shareholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the Investment Management Trust Agreement, dated February 27, 2025 which the Company entered into with Continental, as trustee of the Trust Account.
General and administrative costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination or similar transaction within the Combination Period. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative costs, as reported on the accompanying unaudited condensed consolidated statements of operations, are the significant segment expenses provided to the CODM on a regular basis.
All other segment items included in net loss are reported on the accompanying unaudited condensed consolidated statements of operations and described within their respective disclosures.